Inventories (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consumable stores	R 3,317	R 2,066	R 1,923
PGM ore and mill inventory	276	535	189
Other	119	74	56
Inventories	26,363	26,384	25,080
Raw materials and consumables used	25,778	21,929	18,847
Inventory write-down	1,694	111	76
PGMs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	13,292	13,673	13,081
Finished goods	6,948	7,856	9,012
PGMs | Marikana
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	6,771	5,882	4,725
Pgm Mining Activities, Work In Process
Disclosure of disaggregation of revenue from contracts with customers [line items]
Inventory write-down	1,179
Pgm Mining Activities, Finished Goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Inventory write-down	423
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	320	233	219
Finished goods	959	1,096	600
Sandouville metals sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	327	357	0
Finished goods	292	187	0
Sandouville raw materials	168	307	0
Zinc concentrate inventory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	R 345	R 0	R 0